Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Inventory write-off	$ 0	$ 407,000
Impairment loss goodwill	0		$ 471,000	$ 614
Severance expenses	267,000	341,000	379,000
Deferred Revenue	$ 917	601
Tex benefit percentage	50.00%
Allowance for doubtful accounts	$ 46,000	$ 21,000	$ 16,000
Anti-dilutive (in Shares)	1,203,000	40,000	479,167
Fair value of goodwill	$ 4,900,000
Investment Company, Incentive Fee to Average Net Assets	75.00%
Fair value assets percentage	90.00%
RFID Division [Member]
Significant Accounting Policies (Details) [Line Items]
Impairment loss	$ 4,900
Goodwill impairment loss			$ 471,000